Revenue -Disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Disaggregation of revenue	¥ 3,160,749	¥ 1,636,810
Manachised hotels revenues
Revenue
Disaggregation of revenue	1,854,393	995,977
Room revenues
Revenue
Disaggregation of revenue	602,125	379,276
Food and beverage revenues
Revenue
Disaggregation of revenue	38,619	32,069
Others
Revenue
Disaggregation of revenue	4,280	2,675
Leased hotels revenues
Revenue
Disaggregation of revenue	645,024	414,020
Retail revenues
Revenue
Disaggregation of revenue	559,706	154,411
Others
Revenue
Disaggregation of revenue	101,626	72,402
Upfront franchise fees
Revenue
Disaggregation of revenue	35,202	27,074
Continuing franchise fees
Revenue
Disaggregation of revenue	1,016,335	548,527
Sales of hotel supplies and other products
Revenue
Disaggregation of revenue	749,615	381,964
Other transactions with the franchisees
Revenue
Disaggregation of revenue	¥ 53,241	¥ 38,412